TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2025
Trade and other current receivables [Abstract]
TRADE AND OTHER RECEIVABLES
17.	TRADE AND OTHER RECEIVABLES

	December 31, 2025	December 31, 2024
	US$‘000	US$‘000
Trade receivables, net of impairment losses	9,362	13,416
Prepayments	1,654	1,979
Contract assets	326	460
Value added tax	122	42
Other receivables	16	168

	11,480	16,065

Trade receivables are shown net of an impairment losses provision of US$1.1 million (2024: US$2.3 million) (see Note 27).

Long-term contract receivable

(i) Finance lease commitments – Group as lessor

As at December 31, 2025, the Group had no finance lease arrangements as lessor (2024: Nil)

(ii) Operating lease commitments – Group as lessor

The Group leases diagnostic and analytical instruments under operating leases as part of its business.

Future minimum rentals receivable under non-cancellable operating leases are as follows:

	Instruments
	December 31, 2025	December 31, 2024
	US$‘000	US$‘000
Less than one year	1,762	1,461

	1,762	1,461